Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Segment Information [Text Block]

Note 22 ― Segment Information

The Company's operating segments generally reflect groups of related products, except for the International segment which is generally based on geography. In accordance with GAAP, operating segments that do not require separate disclosure were combined in “Other Operations”. The Company measures the financial results of its segments using “segment earnings (loss)”, which is defined as shareholders' income (loss) from continuing operations before after-tax realized investment results.

Consolidated pre-tax income from continuing operations is primarily attributable to domestic operations. Consolidated pre-tax income from continuing operations generated by the Company's foreign operations was approximately 15% in 2011, 13% in 2010 and 9% in 2009.

The Company determines segment earnings (loss) consistent with accounting policies used in preparing the consolidated financial statements, except that amounts included in Corporate are not allocated to segments. The Company allocates certain other operating expenses, such as systems and other key corporate overhead expenses, on systematic bases. Income taxes are generally computed as if each segment were filing a separate income tax return. The Company does not report total assets by segment since this is not a metric used to allocate resources or evaluate segment performance.

As discussed in Note 2, this segment information is updated to reflect the effect of the amended accounting guidance for deferred policy acquisition costs, that the Company adopted retrospectively effective January 1, 2012.

The Company presents segment information as follows:

Health Care offers insured and self-insured medical, dental, behavioral health, vision, and prescription drug benefit plans, health advocacy programs and other products and services that may be integrated to provide comprehensive health care benefit programs. Cigna HealthCare companies offer these products and services in all 50 states, the District of Columbia and the U.S. Virgin Islands. These products and services are offered through a variety of funding arrangements such as guaranteed cost, retrospectively experience-rated and administrative services only arrangements.

Disability and Life includes group disability, life, accident and specialty insurance.

International includes supplemental health, life and accident insurance products; and international health care products and services including those offered to individuals and globally mobile employees of multinational companies and organizations.

Run-off Reinsurance is predominantly comprised of GMDB, GMIB, workers' compensation and personal accident reinsurance products. On December 31, 2010, the Company essentially exited from its workers' compensation and personal accident reinsurance business by purchasing retrocessional coverage from a Bermuda subsidiary of Enstar Group Limited and transferring the ongoing administration of this business to the reinsurer.

The Company also reports results in two other categories.

Other Operations consist of:

  corporate-owned life insurance (“COLI”);
  deferred gains recognized from the 1998 sale of the individual life insurance and annuity business and the 2004 sale of the retirement benefits business; and

  run-off settlement annuity business.

Corporate reflects amounts not allocated to other segments, such as net interest expense (defined as interest on corporate debt less net investment income on investments not supporting segment operations), interest on uncertain tax positions, certain litigation matters, intersegment eliminations, compensation cost for stock options and certain corporate overhead expenses such as directors' expenses.

In 2010, the Company began reporting the expense associated with its frozen pension plans in Corporate. Prior periods were not restated as the effect on prior periods was not material.

Summarized segment financial information for the years ended December 31 was as follows:

(In millions)	2011	2010	2009
Health Care
Premiums and fees:
Medical:
Guaranteed cost (1),(2)	$4,176	$3,929	$3,380
Experience-rated (2),(3)	1,934	1,823	1,699
Stop loss	1,451	1,287	1,274
Dental	894	804	731
Medicare	489	1,470	595
Medicare Part D	624	558	342
Other (4)	600	543	515
Total medical	10,168	10,414	8,536
Life and other non-medical	77	103	179
Total premiums	10,245	10,517	8,715
Fees (2),(5)	2,936	2,802	2,669
Total premiums and fees	13,181	13,319	11,384
Mail order pharmacy revenues	1,447	1,420	1,282
Other revenues	234	266	262
Net investment income	274	243	181
Segment revenues	$15,136	$15,248	$13,109
Income taxes	$556	$476	$399
Segment earnings	$991	$861	$731

(1) Includes guaranteed cost premiums primarily associated with open access and commercial HMO, as well as other risk-related products.
(2) Premiums and/or fees associated with certain specialty products are also included.
(3) Includes minimum premium arrangements with a risk profile similar to experience-rated funding arrangements. The risk portion of minimum revenue is reported in experience-rated medical premium whereas the self funding portion of minimum premium revenue is recorded in fees. Also includes certain non-participating cases for which special customer level reporting of experience is required.
(4) Other medical premiums include risk revenue for specialty products.
(5) Represents administrative service fees for medical members and related specialty product fees for non-medical members as well as fees related to Medicare Part D of $61 million in 2011, $57 million in 2010 and $41 million in 2009.

(In millions)	2011	2010	2009
Disability and Life
Premiums and fees:
Life	$1,256	$1,238	$1,301
Disability	1,268	1,167	1,057
Other	256	262	276
Total	2,780	2,667	2,634
Other revenues	-	123	113
Net investment income	267	261	244
Segment revenues	$3,047	$3,051	$2,991
Income taxes	$109	$120	$109
Segment earnings	$287	$291	$284
International
Premiums and fees:
Health Care	$1,464	$1,037	$884
Supplemental Health, Life, and Accident	1,526	1,231	998
Total	2,990	2,268	1,882
Other revenues	17	25	18
Net investment income	96	82	69
Segment revenues	$3,103	$2,375	$1,969
Income taxes	$100	$93	$35
Equity in income of investees	$8	$10	$8
Segment earnings	$219	$177	$173
Run-off Reinsurance
Premiums and fees and other revenues	$20	$(133)	$(254)
Net investment income	103	114	113
Segment revenues	$123	$(19)	$(141)
Income taxes (benefits)	$(99)	$(136)	$93
Segment earnings (loss)	$(183)	$26	$185
Other Operations
Premiums and fees and other revenues	$169	$174	$176
Net investment income	400	404	407
Segment revenues	$569	$578	$583
Income taxes	$29	$39	$31
Segment earnings	$89	$85	$86
Corporate
Other revenues and eliminations	$(58)	$(62)	$(58)
Net investment income	6	1	-
Segment revenues	$(52)	$(61)	$(58)
Income tax benefits	$(101)	$(98)	$(91)
Segment loss	$(184)	$(211)	$(142)
Realized investment gains (losses)
Realized investment gains (losses)	$62	$75	$(43)
Income taxes (benefits)	21	25	(17)
Realized investment gains (losses),
net of taxes and noncontrolling interest	$41	$50	$(26)
Total
Premiums and fees and other revenues	$19,333	$18,647	$16,157
Mail order pharmacy revenues	1,447	1,420	1,282
Net investment income	1,146	1,105	1,014
Realized investment gains (losses)	62	75	(43)
Total revenues	$21,988	$21,247	$18,410
Income taxes	$615	$519	$559
Segment earnings	$1,219	$1,229	$1,317
Realized investment gains (losses),
net of taxes and noncontrolling interest	$41	$50	$(26)
Shareholders' income from continuing operations	$1,260	$1,279	$1,291

Premiums and fees, mail order pharmacy revenues and other revenues by product type were as follows for the years ended December 31:

(In millions)	2011	2010	2009
Medical	$14,568	$14,253	$12,089
Disability	1,280	1,162	1,063
Supplemental Health, Life, and Accident	3,103	2,839	2,748
Mail order pharmacy	1,447	1,420	1,282
Other	382	393	257
Total	$20,780	$20,067	$17,439

Concentration of risk.  For the Company's International segment, South Korea is the single largest geographic market. South Korea generated 31% of the segment's revenues and 50% of the segment's earnings in 2011. South Korea generated 32% of the segment's revenues and 53% of the segment's earnings in 2010. Due to the concentration of business in South Korea, the International segment is exposed to potential losses resulting from economic and geopolitical developments in that country, as well as foreign currency movements affecting the South Korean currency, which could have a significant impact on the segment's results and the Company's consolidated financial results.